GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 8,268,947	$ 11,729,741
Working capital deficit			26,006,260	39,777,577
Retained Earnings (Accumulated Deficit)			64,404,388	$ 72,673,335
Coroware, Inc. and Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 1,049,537	$ 6,022,373
Working capital deficit	26,439,659		26,006,260
Retained Earnings (Accumulated Deficit)	$ 65,453,925		$ 64,404,388